Subsidiary Guarantor Information - Statement of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Current assets
Cash and cash equivalents	$ 9,052,931	$ 162,651,289	$ 4,944,805	$ 88,841,826	$ 68,747,376	$ 64,414,511
Trade and other accounts receivable, derivative financial instruments and other current assets				262,142,905
Accounts receivable—intercompany				0
Inventories	5,504,681	98,900,960		88,569,989
Total current assets	27,953,717	502,236,040		439,554,720
Long-term receivables—intercompany				0
Investments in associates	155,532	2,794,404		2,692,938
Wells, pipelines, properties, plant and equipment, net	90,106,477	1,618,916,044		1,650,532,712
Loans and advances	49,712	893,152		1,021,778
Rights of use assets	2,106,191	37,841,299		41,964,533	43,203,180
Deferred taxes	415,458	7,464,412		7,033,529
Intangible assets	612,181	10,998,869		17,088,277
Government Bonds	0	0		21,135,321
Other assets	2,132,990	38,322,791		27,728,775
Total assets	123,532,258	2,219,467,011		2,208,752,583
Current liabilities
Current portion of long-term debt	19,214,879	345,227,971		425,218,517
Accounts payable—intercompany				0
Other current liabilities				782,304,864
Total current liabilities	57,482,846	1,032,777,060		1,207,523,381
Long-term debt	66,014,912	1,186,070,119		1,553,553,738
Long-term payables—intercompany				0
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes				1,431,451,200
Total liabilities	229,606,617	4,125,273,181		4,192,528,319
Total equity (deficit)	(106,074,359)	(1,905,806,170)		(1,983,775,736)	(1,652,978,810)	(1,768,822,225)
Total liabilities and equity (deficit)	$ 123,532,258	$ 2,219,467,011		2,208,752,583
Eliminations
Current assets
Cash and cash equivalents				0
Accounts receivable—intercompany				(3,656,579,015)
Total current assets				(3,656,579,015)
Long-term receivables—intercompany				(1,458,417,100)
Investments in associates				1,007,884,803
Total assets				(4,107,111,312)
Current liabilities
Accounts payable—intercompany				(3,656,493,049)
Total current liabilities				(3,656,493,049)
Long-term payables—intercompany				(1,458,503,066)
Total liabilities				(5,114,996,115)
Total equity (deficit)				1,007,884,803
Total liabilities and equity (deficit)				(4,107,111,312)
Petróleos Mexicanos
Current assets
Cash and cash equivalents				41,665,854	21,332,062	14,809,052
Trade and other accounts receivable, derivative financial instruments and other current assets				30,683,735
Accounts receivable—intercompany				1,965,995,495
Inventories				1,241,752
Total current assets				2,039,586,836
Long-term receivables—intercompany				1,457,697,966
Investments in associates				(1,659,731,734)
Wells, pipelines, properties, plant and equipment, net				7,156,628
Rights of use assets				480,916
Intangible assets				63,772
Government Bonds				21,135,321
Other assets				2,147,391
Total assets				1,868,537,096
Current liabilities
Current portion of long-term debt				356,212,915
Accounts payable—intercompany				1,572,341,074
Other current liabilities				122,034,531
Total current liabilities				2,050,588,520
Long-term debt				1,494,800,312
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes				306,649,614
Total liabilities				3,852,038,446
Total equity (deficit)				(1,983,501,350)
Total liabilities and equity (deficit)				1,868,537,096
Subsidiary guarantors
Current assets
Cash and cash equivalents				5,143,459	8,121,798	11,293,134
Trade and other accounts receivable, derivative financial instruments and other current assets				132,539,268
Accounts receivable—intercompany				1,434,224,881
Inventories				54,405,081
Total current assets				1,626,312,689
Investments in associates				378,134,429
Wells, pipelines, properties, plant and equipment, net				1,221,547,573
Loans and advances				691,787
Rights of use assets				38,376,000
Intangible assets				15,767,890
Other assets				2,686,655
Total assets				3,283,517,023
Current liabilities
Current portion of long-term debt				2,417,693
Accounts payable—intercompany				1,920,859,946
Other current liabilities				570,830,329
Total current liabilities				2,494,107,968
Long-term debt				18,785,937
Long-term payables—intercompany				1,457,697,966
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes				1,105,032,236
Total liabilities				5,075,624,107
Total equity (deficit)				(1,792,107,084)
Total liabilities and equity (deficit)				3,283,517,023
Non-guarantor subsidiaries
Current assets
Cash and cash equivalents				42,032,513	$ 39,293,516	$ 38,312,325
Trade and other accounts receivable, derivative financial instruments and other current assets				98,919,902
Accounts receivable—intercompany				256,358,639
Inventories				32,923,156
Total current assets				430,234,210
Long-term receivables—intercompany				719,134
Investments in associates				276,405,440
Wells, pipelines, properties, plant and equipment, net				421,828,511
Loans and advances				329,991
Rights of use assets				3,107,617
Deferred taxes				7,033,529
Intangible assets				1,256,615
Other assets				22,894,729
Total assets				1,163,809,776
Current liabilities
Current portion of long-term debt				66,587,909
Accounts payable—intercompany				163,292,029
Other current liabilities				89,440,004
Total current liabilities				319,319,942
Long-term debt				39,967,489
Long-term payables—intercompany				805,100
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes				19,769,350
Total liabilities				379,861,881
Total equity (deficit)				783,947,895
Total liabilities and equity (deficit)				$ 1,163,809,776